Revenue and Other Income - Summary of timing of revenue recognition (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 580,006,276	$ 367,538,115	$ 278,976,203
Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	455,955,912	288,591,129	208,162,829
Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	124,050,364	78,946,986	70,813,374
Services transferred at a point in time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	424,115,080	252,484,589	173,688,518
Services transferred at a point in time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	403,573,912	217,002,789	150,649,829
Services transferred at a point in time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	20,541,168	35,481,800	23,038,689
Services transferred over time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	155,891,196	115,053,526	105,287,685
Services transferred over time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	52,382,000	71,588,340	57,513,000
Services transferred over time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 103,509,196	$ 43,465,186	$ 47,774,685